Finance Income and Costs (Tables)	12 Months Ended
Dec. 31, 2023
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Details of finance income and costs
(1) Details of finance income and costs for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	2023		2022	2021
Finance Income:
Interest income	~~W~~	70,055	58,472	36,708
Gain on sale of accounts receivable – other		—	1,043	27,725
Dividends		43,014	2,552	12,039
Gain on foreign currency transactions		19,065	21,283	10,987
Gain on foreign currency translations		1,199	2,095	7,505
Gain relating to financial instruments at FVTPL		115,043	94,393	60,169

	~~W~~	248,376	179,838	155,133

Finance Costs:
Interest expense	~~W~~	389,813	328,307	279,737
Loss on sale of accounts receivable – other		65,027	61,841	—
Loss on foreign currency transactions		21,693	19,485	12,270
Loss on foreign currency translations		1,227	3,814	6,764
Loss relating to financial instruments at FVTPL		49,641	41,597	16,833
Loss on disposal of investment assets		—	1,283	—

	~~W~~	527,401	456,327	315,604

Details of interest income included in finance income
(2)	Details of interest income included in finance income for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	2023		2022	2021(*)
Interest income on cash equivalents and financial instruments	~~W~~	44,921	27,991	16,141
Interest income on loans and others		25,134	30,481	27,709

	~~W~~	70,055	58,472	43,850

(*)	Includes amounts related to discontinued operations.

Details of interest expenses included in finance costs
(3)	Details of interest expenses included in finance costs for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	2023		2022	2021(*)
Interest expense on borrowings	~~W~~	29,917	25,736	66,188
Interest expense on debentures		247,105	217,475	224,144
Others		112,791	85,096	52,010

	~~W~~	389,813	328,307	342,342

(*)	Includes amounts related to discontinued operations.

Finance income and costs by category of financial instruments
(4)
Finance income and costs by category of financial instruments for the years ended December 31, 2023, 2022 and 2021 are as follows. Bad debt expense (reversal of loss allowance) for accounts receivable – trade, loans and receivables are presented and explained separately in notes 6 and 35.

1)	Finance income and costs

(In millions of won)
	2023
	Finance income		Finance costs
Financial Assets:
Financial assets at FVTPL	~~W~~	127,001	114,668
Financial assets at FVOCI		39,681	—
Financial assets at amortized cost		69,373	22,795
Derivatives designated as hedging instrument		2,480	—

		238,535	137,463

Financial Liabilities:
Financial liabilities at FVTPL		6,717	—
Financial liabilities at amortized cost		3,124	389,938

		9,841	389,938

	~~W~~	248,376	527,401

(In millions of won)
	2022
	Finance income		Finance costs
Financial Assets:
Financial assets at FVTPL	~~W~~	104,068	103,292
Financial assets at FVOCI		1,495	1,283
Financial assets at amortized cost		45,008	23,094
Derivatives designated as hedging instrument		—	146

		150,571	127,815

Financial Liabilities:
Financial liabilities at FVTPL		18,432	—
Financial liabilities at amortized cost		10,835	328,512

		29,267	328,512

	~~W~~	179,838	456,327

(In millions of won)
	2021
	Finance income(*)		Finance costs(*)
Financial Assets:
Financial assets at FVTPL	~~W~~	149,590	67,503
Financial assets at FVOCI		3,413	142,015
Financial assets at amortized cost		48,940	12,262
Derivatives designated as hedging instrument		—	600

		201,943	222,380

Financial Liabilities:
Financial liabilities at FVTPL		—	8,036
Financial liabilities at amortized cost		607	355,011

		607	363,047

	~~W~~	202,550	585,427

(*)	Includes amounts related to discontinued operations.

2)	Other comprehensive income (loss), net of tax

(In millions of won)
	2023		2022	2021
Financial Assets:
Financial assets at FVOCI	~~W~~	(18,842)	(491,853)	920,871
Derivatives designated as hedging instrument		(11,520)	(21,548)	15,427

		(30,362)	(513,401)	936,298

Financial Liabilities:
Derivatives designated as hedging instrument		(5,940)	182	706

	~~W~~	(36,302)	(513,219)	937,004

Details of impairment losses for financial assets
(5)	Details of impairment losses for financial assets for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	2023		2022	2021(*)
Accounts receivable – trade	~~W~~	37,906	27,053	31,546
Other receivables		5,256	3,011	6,001

	~~W~~	43,162	30,064	37,547

(*)	Includes amounts related to discontinued operations.